Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	As of December 31,
	2025	2024
Net assets available for plan benefits	$1,072,625,434	$955,527,352
Deemed loan activity	(114,144)	(75,623)
Net assets available for plan benefits per Form 5500	$1,072,511,290	$955,451,729

Year ended December 31, 2025
Net increase in net assets available for plan benefits	$117,098,082
Changes in deemed loan activity	(38,521)
Net gain per Form 5500	$117,059,561